Income Taxes - Net Operating Loss Carryforwards (Details) $ in Millions	Dec. 31, 2014 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 31
Tax credit carryforwards	1
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	27
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 1